SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Derivative liabilites	$ 7,592,744	$ 93,108,568
Derivative Gain (Loss) [Member]
Derivative liabilites	(89,523,091)	(152,831,568)
Total gain loss	(89,523,091)	(152,831,568)
Level 1 [Member]
Derivative liabilites	0
Level 2 [Member]
Derivative liabilites	0
Level 3 [Member]
Derivative liabilites	$ 7,592,744	$ 93,108,568